INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Standard income tax rate	24.00%
Inland Revenue Hong Kong [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Statutory income tax rate	8.25%	8.25%
Labuan [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Statutory income tax rate	24.00%	24.00%
U S
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	$ 1,046,175	$ 933,440
Operating loss carryforwards limitations on use	NOL carry forwards begin to expire in 2045, if unutilized.	NOL carry forwards begin to expire in 2044
Deferred tax assets valuation allowance	$ 219,697	$ 196,022
M Y
Income Tax Paid, by Individual Jurisdiction [Line Items]
Operating loss carryforwards	$ 7,184,522	$ 6,828,424
Operating loss carryforwards limitations on use	net operating loss can be carried forward for seven years.	net operating loss can be carried forward for seven years
Deferred tax assets valuation allowance	$ 1,221,369	$ 1,160,832
Tax rate description		The 2024 tax rate for company with paid-up capital of MYR 2,500,000 (approximately $559,234) or less and that are not part of a group containing a company exceeding this capitalization threshold is 15% on first chargeable income of MYR 150,000 (approximately $33,554), 17% on remaining chargeable income up to MYR 600,000 (approximately $134,216) and any chargeable income beyond MYR 600,000 (approximately $134,216) will be subject to the corporate tax rate of 24%.
Domestic Country [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Statutory income tax rate	21.00%